UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the reporting period
1 January 2016 to 31 December 2016
Date of Report: 13 February 2017
CLYDESDALE BANK PLC1
(Exact name of securitizer as specified in charter)
Commission File Number of securitizer: 025-01156
Central Index Key Number of securitizer: 0001554180
Stephen Hynes, Phone: +44 (0) 20 3216 2663
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]
__ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:  _____________________
________________________________________________________
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): _____________________________
Central Index Key Number of underwriter (if applicable): _______________
_______________________________________________
(Name and telephone number, including area code, of the person to contact in connection with this filing)
_____________________
1 Clydesdale Bank PLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
CLYDESDALE BANK PLC
(Securitizer)
By: Miles Storey, UK Treasurer
/s/ Miles Storey

Date: 13 February 2017